Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, net of OTTI	$1,518.7	$933.8	$133.4
Equity securities, available-for-sale	13.1	21.0	12.8
Derivatives	173.7	0.5	—
DAC/VOBA and sales inducement adjustment on available-for-sale securities	(603.6)	(362.4)	(67.1)
Premium deficiency reserve adjustment	(64.8)	(61.0)	—
Other investments	—	0.1	—
Unrealized capital gains (losses), before tax	1,037.1	532.0	79.1
Deferred income tax asset/liability	(302.3)	(149.3)	(71.5)
Unrealized capital gains (losses), after tax	734.8	382.7	7.6
Pension and other post-employment benefits liability, net of tax	12.7	7.8	8.7
AOCI	$747.5	$390.5	$16.3

Changes in AOCI, net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$563.6	$813.1	$1,734.4
Equity securities, available-for-sale	(7.9)	8.2	20.2
Derivatives	173.2	0.5	—
DAC/VOBA and sales inducement adjustment on available-for-sale securities	(241.2)	(295.3)	(705.7)
Premium deficiency reserve adjustment	(3.8)	(61.0)	—
Other investments	(0.1)	0.1	0.3
Change in unrealized gains/losses on securities, before tax	483.8	465.6	1,049.2
Deferred income tax asset/liability	(145.5)	(82.2)	(298.7)
Change in unrealized gains/losses on securities, after tax	338.3	383.4	750.5

Change in OTTI, before tax	21.3	(12.7)	(46.7)
Deferred income tax asset/liability	(7.5)	4.4	16.3
Change in OTTI, after tax	13.8	(8.3)	(30.4)

Pension and other post-employment benefit liability, before tax	7.6	(1.4)	12.5
Deferred income tax asset/liability	(2.7)	0.5	(3.8)
Pension and other post-employment benefit liability, after tax	4.9	(0.9)	8.7

Net change in AOCI, after tax	$357.0	$374.2	$728.8

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains/losses arising during the period(1)	$408.8	$335.6	$697.8
Less: reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	78.7	29.2	16.0
Change in deferred tax asset valuation allowance	22.0	68.7	38.3
Net change in unrealized capital gains/losses on securities	$352.1	$375.1	$720.1
(1) Pretax unrealized capital holding gains/losses arising during the year were $625.1, $495.7, and $1,026.2, for the years ended December 31, 2011, 2010, and 2009, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $120.0, $42.8, and $23.7, for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.